11. DEPENDENCE ON KEY SUPPLIERS	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
DEPENDENCE ON KEY SUPPLIERS

The Company participates in the PC peripherals industry, which is characterized by aggressive pricing practices, continually changing customer demand patterns and rapid technological developments. The Company's operating results could be adversely affected should the Company be unable to successfully anticipate customer demand accurately; manage its product transitions, inventory levels and manufacturing process efficiently; distribute its products quickly in response to customer demand; differentiate its products from those of its competitors or compete successfully in the markets for its new products.

The Company depends on many third-party suppliers for key components contained in its product offerings. For some of these components, the Company may only use a single source supplier, in part due to the lack of alternative sources of supply. However, in 2015, the Company had two suppliers that provided 85% of the Company's purchased inventory. In 2014 the Company had one supplier that provided 86% of the Company's purchased inventory.